UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-2004

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Assistant Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      4/2/2004

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 3
Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total: $129,534,320

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                  Title                                    Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                    of ClassCUSIP     Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None


Affiliated Computer Services, Inc.Common  008190100     $1,575,165   30,350    SH     Sole                               30,350
Ambac Financial Group Inc         Common  023139108     $1,506,957   20,425    SH     Sole                               20,425
American Express Co               Common  025816109       $255,734    4,932    SH     Sole                                4,932
American International Group, Inc.Common  026874107     $1,466,814   20,558    SH     Sole                               20,558
Anheuser-Busch Companies, Inc.    Common  035229103       $841,948   16,508    SH     Sole                               16,508
Automatic Data Processing, Inc.   Common  053015103     $2,377,410   56,605    SH     Sole                               56,605
AutoZone, Inc.                    Common  053332102     $2,442,408   28,410    SH     Sole                               28,410
Bank One Corporation              Common  06423A103       $243,977    4,475    SH     Sole                                4,475
Barr Pharmmaceuticals, Inc.       Common  068306109       $425,677    9,274    SH     Sole                                9,274
BB & T Corp                       Common  054937107     $1,653,172   46,832    SH     Sole                               46,832
Bellsouth Corporation             Common  079860102       $447,138   16,148    SH     Sole                               16,148
Berkshire Hathaway Inc. Class A   Common  084670108     $2,332,500       25    SH     Sole                                   25
Berkshire Hathaway Inc. Class B   Common  084670207       $376,432      121    SH     Sole                                  121
Boston Properties, Inc.           Common  101121101       $645,746   11,890    SH     Sole                               11,890
Bristol-Myers Squibb Company      Common  110122108       $265,077   10,940    SH     Sole                               10,940
Cardinal Health Inc.              Common  14149Y108     $3,812,926   55,340    SH     Sole                               55,340
Caterpillar                       Common  149123101       $266,703    3,373    SH     Sole                                3,373
Charter One Financial Inc.        Common  160903100       $338,192    9,564    SH     Sole                                9,564
ChevronTexaco Corp                Common  166764100     $1,061,214   12,089    SH     Sole                               12,089
Cintas Corporation                Common  172908105       $238,064    5,474    SH     Sole                                5,474
Cisco Systems, Inc.               Common  17275r102     $1,030,669   43,728    SH     Sole                               43,728
Citigroup Inc.                    Common  172967101     $1,214,795   23,497    SH     Sole                               23,497
Clorox Company                    Common  189054109     $2,003,843   40,970    SH     Sole                               40,970
Coca-Cola Company                 Common  191216100       $528,406   10,505    SH     Sole                               10,505
Colgate-Palmolive Company         Common  194162103     $2,705,182   49,095    SH     Sole                               49,095
Commerce Bancorp                  Common  200519106       $793,442   12,043    SH     Sole                               12,043
Constellation Brands, Inc.        Common  21036p108       $739,905   23,050    SH     Sole                               23,050
Diamonds Trust Series 1           Common  252787106       $869,291    8,365    SH     Sole                                8,365
Du Pont                           Common  263534109       $208,271    4,933    SH     Sole                                4,933
EMC Corp/Mass                     Common  268648102       $301,693   22,167    SH     Sole                               22,167
Exxon Mobil Corp.                 Common  30231g102     $1,973,739   47,457    SH     Sole                               47,457
Fannie Mae                        Common  313586109     $3,440,814   46,278    SH     Sole                               46,278
First Data Corp.                  Common  319963104     $1,450,515   34,405    SH     Sole                               34,405
FleetBoston Financial Corporation Common  339030108       $234,572    5,224    SH     Sole                                5,224
Gannett Co., Inc.                 Common  364730101     $1,551,468   17,602    SH     Sole                               17,602
General Electric Company          Common  369604103     $3,102,238  101,646    SH     Sole                              101,646
GTECH Holdings Corporation        Common  400518106       $218,227    3,690    SH     Sole                                3,690
H & R Block Inc                   Common  093671105     $2,581,863   50,595    SH     Sole                               50,595
Harley-Davidson, Inc.             Common  412822108     $3,394,504   63,639    SH     Sole                               63,639
HCA Inc.                          Common  404119109     $1,748,285   43,040    SH     Sole                               43,040
Hewlett-Packard Co                Common  428236103       $356,575   15,611    SH     Sole                               15,611
Hilb, Rogal & Hamilton Co         Common  431294107       $380,238    9,980    SH     Sole                                9,980
Home Depot, Inc.                  Common  437076102     $1,714,025   45,878    SH     Sole                               45,878
Illinois Tool Works               Common  452308109       $286,813    3,620    SH     Sole                                3,620
IMS Health Inc.                   Common  449934108       $276,073   11,869    SH     Sole                               11,869
Intel Corp                        Common  458140100     $1,673,102   61,511    SH     Sole                               61,511
Intl Business Machines Corp       Common  459200101       $418,058    4,552    SH     Sole                                4,552
iShares DJ Select Dividend        Common  464287168       $441,491    7,985    SH     Sole                                7,985
iShares Lehman US Treasury Fund   Common  464287176       $359,538    3,363    SH     Sole                                3,363
iShares MSCI EAFE Index Fund      Common  464287465       $217,781    1,538    SH     Sole                                1,538
iShares MSCI Emerging Markets     Common  464287234       $226,922    1,293    SH     Sole                                1,293
iShares Russell 2000 Index Fund   Common  464287655     $1,650,751   14,037    SH     Sole                               14,037
J.P. Morgan Chase & Co.           Common  46625h100     $1,393,738   33,223    SH     Sole                               33,223
Johnson & Johnson                 Common  478160104     $3,337,075   65,794    SH     Sole                               65,794
Johnson Controls, Inc.            Common  478366107     $2,669,621   45,133    SH     Sole                               45,133
Jones Apparel Group, Inc.         Common  480074103     $2,350,292   65,015    SH     Sole                               65,015
Kroger Co                         Common  501044101     $2,919,987  175,480    SH     Sole                              175,480
Lehman Brothers Holdings Inc.     Common  524908100       $222,920    2,690    SH     Sole                                2,690
Lincare Holdings Inc.             Common  532791100     $1,754,004   55,860    SH     Sole                               55,860
Liz Claiborne, Inc.               Common  539320101       $423,403   11,540    SH     Sole                               11,540
Manhattan Scientific              Common  563122100         $8,000   50,000    SH     Sole                               50,000
Marsh & McLennan Companies, Inc.  Common  571748102       $320,674    6,926    SH     Sole                                6,926
MBNA Corp                         Common  55262L100     $2,194,645   79,429    SH     Sole                               79,429
McGraw-Hill Companies, Inc.       Common  580645109     $2,202,730   28,930    SH     Sole                               28,930
Medtronic, Inc.                   Common  585055106       $825,987   17,298    SH     Sole                               17,298
Merck & Co. Inc.                  Common  589331107     $2,991,223   67,690    SH     Sole                               67,690
Microsoft Corp                    Common  594918104     $2,354,942   94,462    SH     Sole                               94,462
Mohawk Industries, Inc.           Common  608190104     $2,482,441   30,145    SH     Sole                               30,145
Motorola, Inc.                    Common  620076109       $300,571   17,077    SH     Sole                               17,077
Neiman Marcus Group - Cl B        Common  640204301       $499,795    9,966    SH     Sole                                9,966
North Fork Bankcorporation Inc    Common  659424105       $218,625    5,166    SH     Sole                                5,166
Omnicom Group Inc Com             Common  681919106     $2,457,255   30,620    SH     Sole                               30,620
Oracle Corp.                      Common  68389X105       $324,516   27,043    SH     Sole                               27,043
Outback Steakhouse Inc.           Common  689899102     $2,491,736   51,165    SH     Sole                               51,165
Paychex, Inc.                     Common  704326107       $571,380   16,050    SH     Sole                               16,050
Pepsi Co Inc                      Common  713448108       $595,757   11,063    SH     Sole                               11,063
Pfizer Inc.                       Common  717081103     $3,423,876   97,685    SH     Sole                               97,685
Polaris Industries Inc            Common  731068102       $812,467   17,880    SH     Sole                               17,880
Procter & Gamble Co               Common  742718109       $628,651    5,994    SH     Sole                                5,994
Rohm and Haas Co.                 Common  775371107       $345,891    8,682    SH     Sole                                8,682
Ross Stores, Inc.                 Common  778296103     $3,010,623   98,290    SH     Sole                               98,290
SBC Communications Inc.           Common  78387G103       $344,190   14,025    SH     Sole                               14,025
SPDR Tr Unit Ser 1                Common  78462F103     $1,429,923   12,643    SH     Sole                               12,643
St Jude Med Inc Com               Common  790849103       $234,902    3,258    SH     Sole                                3,258
Stryker Corp                      Common  863667101       $254,524    2,875    SH     Sole                                2,875
SunGard Data Systems, Inc.        Common  867363103     $1,423,430   51,950    SH     Sole                               51,950
Synovus Finl Corp Com             Common  87161C105     $1,804,216   73,792    SH     Sole                               73,792
Sysco Corp                        Common  871829107     $1,138,542   29,156    SH     Sole                               29,156
Time Warner, Inc.                 Common  8873717105      $408,181   24,210    SH     Sole                               24,210
Tyco Intl Ltd New Com             Common  902124106       $220,075    7,681    SH     Sole                                7,681
United Technologies Corp          Common  913017109     $2,736,072   31,704    SH     Sole                               31,704
UnitedHealth Group Inc            Common  91324P102       $239,072    3,710    SH     Sole                                3,710
US Bancorp                        Common  902973304       $267,818    9,686    SH     Sole                                9,686
Verizon Communications            Common  92343v104       $314,486    8,606    SH     Sole                                8,606
Walgreen Co                       Common  931422109       $242,183    7,350    SH     Sole                                7,350
Wal-Mart Stores                   Common  931142103       $719,835   12,059    SH     Sole                               12,059
Walt Disney Co.                   Common  254687106     $1,389,669   55,609    SH     Sole                               55,609
Washington Mut Inc Com            Common  939322103     $3,324,655   77,842    SH     Sole                               77,842
WellChoice Inc                    Common  949475107     $2,976,723   80,670    SH     Sole                               80,670
Wells Fargo & Co.                 Common  949746101     $3,313,402   58,468    SH     Sole                               58,468
Wild Oats Markets Inc.            Common  96808B107       $166,803   14,100    SH     Sole                               14,100
Worthington Industries, Inc.      Common  981811102       $361,546   18,860    SH     Sole                               18,860
Wyeth                             Common  983024100       $244,939    6,523    SH     Sole                                6,523
Yum! Brands, Inc.                 Common  988498101     $1,179,969   31,060    SH     Sole                               31,060